Intangible Assets Textblock	12 Months Ended
Jun. 30, 2011
Intangible Assets [Abstract]
Intangible Assets [Text Block]
11.	Intangible Assets

	June 30, 2011	June 30, 2010
Customer relationship (Note 4)	$1,871,794	$890,397
Software - copyright (Note 4)	1,921,056	866,486
Unfinished contracts (Note 4)	447,339	-
	4,240,189	1,756,883
Less: accumulated amortization	(1,105,964)	(27,330)
Impairment loss recognized	(428,028)	-
	$2,706,197	$1,729,553

Amortization expense for the years ended June 30, 2011 and 2010 was $885,179 and $27,330 respectively. The amortization expense was included in general and administrative expenses.

Due to the recent slowdown in mobile phone market, the Company recorded an impairment charge of $428,028 (2010: $Nil) for the customer relationships of Pansoft Japan and included in other operating expenses.

The expected future amortization expense is as follows:

Year ending June 30, 2012	$778,346
June 30, 2013	586,629
June 30, 2014	534,113
June 30, 2015	485,714
June 30, 2016	145,881
June 30, 2017 and thereafter	175,514
$2,706,197